1
The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 76 .2%
Airlines — 2 .3%
$ 585,000 JetBlue Airways Corp. ,
0.500% , 04/01/26 ............... $ 418,275
1,930,000 Southwest Airlines Co. ,
1.250% , 05/01/25 ............... 2,210,333
2,628,608
Automotive — 0 .8%
1,000,000 Ford Motor Co. ,
Zero Coupon , 03/15/26 ........... 919,500
Broadcasting — 0 .6%
865,000 fuboTV Inc. ,
3.250% , 02/15/26 ............... 419,957
250,000 Liberty Media Corp.-Liberty Formula One ,
2.250% , 08/15/27 (a) ............. 232,625
652,582
Business Services — 7 .5%
2,100,000 2U Inc. ,
2.250% , 05/01/25 ............... 1,441,175
1,000,000 BigBear.ai Holdings Inc. ,
6.000% , 12/15/26 (a) ............. 678,244
3,000,000 Perficient Inc. ,
0.125% , 11/15/26 (a) ............. 2,235,000
1,610,000 Shift4 Payments Inc. ,
Zero Coupon , 12/15/25 ........... 1,428,875
1,565,000 Stride Inc. ,
1.125% , 09/01/27 ............... 1,595,517
1,500,000 TechTarget Inc. ,
Zero Coupon , 12/15/26 (a) ......... 1,166,240
8,545,051
Cable and Satellite — 1 .8%
DISH Network Corp.
2,000,000 Zero Coupon , 12/15/25 ........... 1,322,000
1,000,000 3.375% , 08/15/26 ............... 690,500
Communications Equipment — 3 .2%
250,000 Infinera Corp. ,
3.750% , 08/01/28 (a) ............. 248,375
2,000,000 InterDigital Inc. ,
3.500% , 06/01/27 (a) ............. 1,748,000
2,000,000 Radius Global Infrastructure Inc. ,
2.500% , 09/15/26 (a) ............. 1,624,799
3,621,174
Computer Hardware — 2 .3%
1,500,000 3D Systems Corp. ,
Zero Coupon , 11/15/26 (a) ......... 1,044,750
Principal
Amount
Market
Value
$ 1,000,000 Desktop Metal Inc. ,
6.000% , 05/15/27 (a) ............. $ 1,631,000
2,675,750
Computer Software and Services — 18 .5%
1,265,000 8x8 Inc. ,
0.500% , 02/01/24 ............... 1,081,330
1,600,000 Akamai Technologies Inc. ,
0.375% , 09/01/27 ............... 1,496,800
1,750,000 Bandwidth Inc. ,
0.250% , 03/01/26 ............... 1,141,000
250,000 Blackline Inc. ,
0.125% , 08/01/24 ............... 259,850
1,225,000 Dropbox Inc. ,
Zero Coupon , 03/01/28 ........... 1,047,375
1,850,000 Edgio Inc. ,
3.500% , 08/01/25 ............... 1,672,400
721,000 GDS Holdings Ltd. ,
2.000% , 06/01/25 ............... 674,586
1,992,000 i3 Verticals LLC ,
1.000% , 02/15/25 ............... 1,716,855
Lumentum Holdings Inc.
1,250,000 0.500% , 12/15/26 ............... 1,171,875
870,000 0.500% , 06/15/28 (a) ............. 697,740
800,000 MakeMyTrip Ltd. ,
Zero Coupon , 02/15/28 ........... 841,200
1,500,000 Match Group Financeco 3 Inc. ,
2.000% , 01/15/30 (a) ............. 1,323,750
1,000,000 MercadoLibre Inc. ,
2.000% , 08/15/28 ............... 1,973,500
1,000,000 PAR Technology Corp. ,
2.875% , 04/15/26 ............... 993,000
1,500,000 Progress Software Corp. ,
1.000% , 04/15/26 ............... 1,414,500
1,165,000 Q2 Holdings Inc. ,
0.750% , 06/01/26 ............... 926,758
640,000 Varonis Systems Inc. ,
1.250% , 08/15/25 ............... 710,080
1,118,000 Veritone Inc. ,
1.750% , 11/15/26 (a) ............. 674,154
1,050,000 Workiva Inc. ,
1.125% , 08/15/26 ............... 1,235,325
21,052,078
Consumer Services — 1 .4%
NCL Corp. Ltd.
470,000 5.375% , 08/01/25 ............... 463,655
472,000 1.125% , 02/15/27 (a) ............. 297,960
640,000 Topgolf Callaway Brands Corp. ,
2.750% , 05/01/26 ............... 828,800
1,590,415

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Diversified Industrial — 3 .1%
$ 600,000 Chart Industries Inc. ,
1.000% , 11/15/24 (a) ............. $ 1,888,680
1,363,000 Xometry Inc. ,
1.000% , 02/01/27 (a) ............. 1,621,834
3,510,514
Energy and Utilities — 4 .0%
1,908,000 Array Technologies Inc. ,
1.000% , 12/01/28 (a) ............. 1,701,973
795,000 Bloom Energy Corp. ,
2.500% , 08/15/25 ............... 1,109,423
950,000 Ormat Technologies Inc. ,
2.500% , 07/15/27 (a) ............. 1,093,450
750,000 Sunnova Energy International Inc. ,
2.625% , 02/15/28 (a) ............. 670,500
4,575,346
Financial Services — 4 .3%
630,000 Digitalbridge Operating Co. LLC ,
5.750% , 07/15/25 (a) (b) ........... 956,403
1,750,000 HCI Group Inc. ,
4.750% , 06/01/42 (a) ............. 1,362,375
500,000 LendingTree Inc. ,
0.500% , 07/15/25 ............... 358,950
1,750,000 SoFi Technologies Inc. ,
Zero Coupon , 10/15/26 (a) ......... 1,197,832
1,750,000 Upstart Holdings Inc. ,
0.250% , 08/15/26 ............... 974,531
4,850,091
Food and Beverage — 0 .4%
500,000 Post Holdings Inc. ,
2.500% , 08/15/27 (a) ............. 496,250
Health Care — 7 .9%
120,000 Alnylam Pharmaceuticals Inc. ,
1.000% , 09/15/27 (a) ............. 117,120
445,000 Coherus Biosciences Inc. ,
1.500% , 04/15/26 ............... 352,106
CONMED Corp.
1,000,000 2.625% , 02/01/24 ............... 1,101,000
125,000 2.250% , 06/15/27 (a) ............. 108,125
Cutera Inc.
700,000 2.250% , 03/15/26 ............... 1,079,713
1,250,000 2.250% , 06/01/28 (a) ............. 1,365,000
1,000,000 Halozyme Therapeutics Inc. ,
1.000% , 08/15/28 (a) ............. 938,750
1,500,000 Insulet Corp. ,
0.375% , 09/01/26 ............... 1,775,250
750,000 Paratek Pharmaceuticals Inc. ,
4.750% , 05/01/24 ............... 670,950
Principal
Amount
Market
Value
$ 850,000 PetIQ Inc. ,
4.000% , 06/01/26 ............... $ 697,850
705,000 Sarepta Therapeutics Inc. ,
1.250% , 09/15/27 (a) ............. 729,323
8,935,187
Materials — 0 .1%
233,000 Danimer Scientific Inc. ,
3.250% , 12/15/26 (a) ............. 123,490
Real Estate Investment Trusts — 3 .6%
1,500,000 Arbor Realty Trust Inc. ,
7.500% , 08/01/25 (a) ............. 1,366,500
275,000 Braemar Hotels & Resorts Inc. ,
4.500% , 06/01/26 ............... 263,792
900,000 Pebblebrook Hotel Trust ,
1.750% , 12/15/26 ............... 772,200
750,000 Redwood Trust Inc. ,
7.750% , 06/15/27 (a) ............. 605,407
1,300,000 Summit Hotel Properties Inc. ,
1.500% , 02/15/26 ............... 1,084,200
4,092,099
Retail — 0 .7%
640,000 National Vision Holdings Inc. ,
2.500% , 05/15/25 ............... 794,432
Security Software — 6 .0%
1,700,000 Cardlytics Inc. ,
1.000% , 09/15/25 ............... 1,005,550
840,000 Nice Ltd. ,
Zero Coupon , 09/15/25 ........... 778,260
165,000 Nice Systems Inc. ,
1.250% , 01/15/24 ............... 372,281
1,500,000 Okta Inc. ,
0.125% , 09/01/25 ............... 1,260,000
1,995,000 Verint Systems Inc. ,
0.250% , 04/15/26 ............... 1,664,827
1,335,000 Zscaler Inc. ,
0.125% , 07/01/25 ............... 1,706,798
6,787,716
Semiconductors — 3 .4%
2,000,000 Impinj Inc. ,
1.125% , 05/15/27 (a) ............. 1,980,538
300,000 Teradyne Inc. ,
1.250% , 12/15/23 ............... 711,600
1,097,000 Wolfspeed Inc. ,
0.250% , 02/15/28 (a) ............. 1,152,947
3,845,085
Telecommunications — 2 .2%
750,000 Infinera Corp. ,
2.500% , 03/01/27 ............... 687,912

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Telecommunications (Continued)
$ 1,500,000 Kaleyra Inc. ,
6.125% , 06/01/26 (a) ............. $ 1,196,938
700,000 Liberty Latin America Ltd. ,
2.000% , 07/15/24 ............... 615,590
2,500,440
Transportation — 2 .1%
1,000,000 Atlas Air Worldwide Holdings Inc. ,
1.875% , 06/01/24 ............... 1,604,000
800,000 Royal Caribbean Cruises Ltd. ,
6.000% , 08/15/25 (a) ............. 846,800
2,450,800
TOTAL CONVERTIBLE CORPORATE
BONDS ....................... 86,659,108
Shares
MANDATORY CONVERTIBLE SECURITIES (c) — 7 .0%
Automotive: Parts and Accessories — 1 .1%
13,600 Aptiv plc , Ser. A ,
5.500% , 06/15/23 ............... 1,294,720
Energy and Utilities — 2 .9%
NextEra Energy Inc.
38,030 6.219% , 09/01/23 ............... 1,846,737
20,000 6.926% , 09/01/25 ............... 920,000
11,150 Spire Inc. , Ser. A ,
7.500% , 03/01/24 ............... 522,770
3,289,507
Financial Services — 2 .1%
2,115 2020 Cash Mandatory Exchangeable Trust ,
5.250% , 06/01/23 ............... 2,384,451
Health Care — 0 .9%
750 Danaher Corp. , Ser. B ,
5.000% , 04/15/23 ............... 1,010,617
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................... 7,979,295
COMMON STOCKS — 12 .1%
Aerospace — 0 .1%
500 The Boeing Co. † .................. 60,540
Agriculture — 1 .1%
15,561 Bunge Ltd. ...................... 1,284,872
Automotive: Parts and Accessories — 0.0%
5,000 Dana Inc. ....................... 57,150
Broadcasting — 0 .1%
18,000 Grupo Televisa SAB , ADR ............ 96,840
Shares
Market
Value
Communications Equipment — 1 .5%
8,113 American Tower Corp. , REIT .......... $ 1,741,861
Computer Hardware — 0 .1%
600 International Business Machines Corp. .. 71,286
Computer Software and Services — 0.0%
4,000 Kyndryl Holdings Inc. † ............. 33,080
Consumer Products — 0 .2%
25,000 Swedish Match AB ................ 247,800
Diversified Industrial — 0 .3%
700 Crane Holdings Co. ................ 61,278
1,000 ITT Inc. ........................ 65,340
3,600 Textron Inc. ..................... 209,736
336,354
Energy and Energy Services — 0 .1%
2,500 Halliburton Co. ................... 61,550
Financial Services — 2 .0%
600 Alleghany Corp. † ................. 503,622
1,500 American Express Co. .............. 202,365
2,500 Bank of America Corp. .............. 75,500
1,900 Citigroup Inc. .................... 79,173
500 JPMorgan Chase & Co. ............. 52,250
2,000 Julius Baer Group Ltd. .............. 88,173
300 Morgan Stanley .................. 23,703
7,500 State Street Corp. ................. 456,075
16,000 The Bank of New York Mellon Corp. .... 616,320
1,200 The PNC Financial Services Group Inc. .. 179,304
2,276,485
Food and Beverage — 0 .2%
600 Pernod Ricard SA ................. 111,050
600 Remy Cointreau SA ................ 100,494
211,544
Health Care — 1 .4%
2,000 ChemoCentryx Inc. † ............... 103,320
14,666 Enovis Corp. † .................... 675,663
1,200 Global Blood Therapeutics Inc. † ....... 81,720
500 Johnson & Johnson ............... 81,680
1,500 Merck & Co. Inc. .................. 129,180
12,000 Roche Holding AG , ADR ............ 487,440
1,559,003
Real Estate Investment Trusts — 1 .9%
15,205 Crown Castle Inc. ................. 2,197,883
Retail — 0 .1%
300 Costco Wholesale Corp. ............. 141,681

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At September 30, 2022, the Fund held an investment in a restricted and illiquid security amounting to $956,403 or 0.84% of total investments, which was valued under methods approved by the Board of Directors as follows:
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors — 2 .6%
6,495 Broadcom Inc. ................... $ 2,883,652
2,000 CyberOptics Corp. † ................ 107,560
2,991,212
Telecommunications — 0 .4%
600 Swisscom AG .................... 281,848
3,500 Verizon Communications Inc. ......... 132,895
414,743
TOTAL COMMON STOCKS ........... 13,783,884
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 4 .7%
$ 5,330,000 U.S. Treasury Bills,
2.592 % to 3.297% †† , 11/17/22 to
12/22/22 ...................... 5,300,358
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 114,879,393 ) ............. $ 113,722,645
Acquisition
Principal
Amount Issuer
Acquisition
Date
Acquisition
Cost
09/30/22
Carrying
Value
Per Bond
$630,000 Digitalbridge
Operating Co. LLC ,
5.750% , 07/15/25 07/17/20 $769,626 $1,518.1000
ADR American Depositary Receipt
REIT Real Estate Investment Trust